TRADE RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade receivables and other

As at December 31
($ millions)	2019	2018
Trade receivables from customers	575	501
Other receivables	92	88
Prepayments	25	16
Impairment loss allowance	—	(1)
Total trade receivables and other	692	604